Notes Payable (Details 1)	Jun. 30, 2024 USD ($)
Unearned Discount [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	$ 111,212
Total	111,212
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	11,820
Total	11,820
Loan Accretion Premium [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	25,758
Total	$ 25,758